Entity Level Disclosures and Segment Information (Details) - One main customer [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Entity Level Disclosures and Segment Information (Details) [Line Items]
One main customer	$ 2,214
Total sales percentage	22.00%